UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                  as of December 31, 2006 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 99.9%
Government National Mortgage Association:
4.5%, with various maturities from 11/15/2017 until 8/15/2018	14,869,783	14,428,051
5.0%, with various maturities from 5/20/2019 until 12/15/2036 (g)	456,355,137	443,419,633
5.5%, with various maturities from 7/20/2013 until 6/20/2036 (f) (g)	997,477,055	992,116,763
6.0%, with various maturities from 8/15/2008 until 11/15/2036 (f)	710,826,133	720,784,237
6.5%, with various maturities from 3/15/2008 until 12/15/2036 (f)	257,418,632	263,823,611
7.0%, with various maturities from 4/15/2008 until 9/15/2036	69,424,129	71,651,765
7.5%, with various maturities from 5/15/2007 until 11/15/2036	48,383,214	50,502,291
8.0%, with various maturities from 4/15/2008 until 9/15/2032	11,192,547	11,861,500
8.5%, with various maturities from 7/15/2008 until 1/15/2031	1,047,984	1,125,839
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,732,928	1,872,444
10.5%, with various maturities from 10/20/2016 until 1/20/2021	518,287	575,443
11.5%, with various maturities from 4/15/2013 until 2/15/2016	135,044	149,944
12.0%, with various maturities from 12/15/2012 until 7/15/2015	457,506	508,738
12.5%, with various maturities from 5/15/2010 until 8/15/2015	288,364	318,614
13.0%, with various maturities from 11/20/2014 until 5/15/2015	20,843	23,224
13.5%, with various maturities from 11/15/2012 until 9/15/2014	66,171	74,318
14.0%, 7/15/2011	30,101	33,836
14.5%, 10/15/2014	36,534	41,606
15.0%, 10/15/2012	28,422	32,421
16.0%, 2/15/2012	21,294	24,525

Total Government National Mortgage Association (Cost $2,599,660,153)		2,573,368,803
Collateralized Mortgage Obligations 11.2%
Government National Mortgage Association:
"CO", Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,558,820
"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	3,181,391	2,408,885
"SU", Series 2004-30, Interest Only, 1.85%***, 2/20/2032	36,046,461	1,636,138
"AC", Series 2005-38, 5.0%, 1/20/2031	13,852,242	13,698,543
"GB", Series 2002-88, 5.0%, 6/20/2031	19,144,107	18,939,971
"A", Series 2005-80, 5.0%, 10/20/2031	18,568,929	18,314,024
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,219,733	2,776,764
"TZ", Series 2003-85, 5.5%, 10/20/2033	5,948,902	5,719,102
"Z", Series 2005-96, 5.5%, 12/16/2035	6,891,845	6,405,131
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,865,298
"DA", Series 2005-45, 5.53% *, 6/16/2035	23,456,407	23,387,037
"FP", Series 2005-61, 5.57% *, 8/16/2035	37,606,387	37,635,358
"FM", Series 2004-80, 5.65% *, 7/20/2034	30,000,000	30,237,567
"AF", Series 2004-58, 5.75% *, 12/16/2032	48,363,409	48,651,752
"ZB", Series 2005-65, 6.0%, 9/20/2032	22,826,662	23,227,604
"PB", Series 2005-92, 6.0%, 12/20/2035	8,000,000	8,123,028
"FP", Series 2003-67, 6.25% *, 8/20/2033	14,971,875	15,635,204
"K", Series 2001-35, 6.45%, 10/26/2023	8,947,766	9,128,953
"VB", Series 2002-49, 6.5%, 8/20/2017	8,406,000	8,435,906
"ST", Series 2004-71, 7.0%, 9/20/2034	7,720,782	7,971,017

Total Collateralized Mortgage Obligations (Cost $288,029,554)		288,756,102

	US Treasury Obligations 4.7%
US Treasury Bill, 4.95% **, 1/18/2007 (a)		1,310,000	1,306,938
US Treasury Notes:
	4.625%, 10/31/2011 (b)	10,400,000	10,362,216
	4.875%, 8/31/2008 (b)	69,000,000	68,994,618
	5.0%, 7/31/2008 (b)	40,000,000	40,065,640

Total US Treasury Obligations (Cost $120,997,430)			120,729,412
		Shares	Value ($)

	Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $123,996,210)		123,996,210	123,996,210
	Cash Equivalents 0.5%
Cash Management QP Trust, 5.46% (e) (Cost $11,824,795)		11,824,795	11,824,795
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,144,508,142)		121.1	3,118,675,322
Other Assets and Liabilities, Net		(21.1)	(542,648,821)

Net Assets		100.0	2,576,026,501

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of December 31, 2006.
(a)	At December 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $121,424,363 which is 4.7% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Mortgage dollar rolls included.
(g)	When-issued or forward delivery pools included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage securities which are interests in separate pools of mortgages. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	3/21/2007	638	68,566,908	68,565,062	(1,846)
At December 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10- Year Interest Rate Swap	3/19/2007	287	30,838,487	30,516,172	322,315

At December 31, 2006, open written options purchased were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
GNSF Call Option	30,000,000	1/16/2007	99.6	(75,000)
GNSF Call Option	30,000,000	1/16/2007	98.0	(14,942)

Total Written Options (Premiums received $271,875)	(89,942)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007